Corporate and Business Information (Details) - $ / shares	Jun. 30, 2024	Aug. 01, 2023	Jun. 08, 2023	Feb. 26, 2023	Jan. 25, 2023	Nov. 30, 2022	Jun. 30, 2021	Apr. 22, 2021	Feb. 24, 2021	Feb. 19, 2021	Feb. 05, 2021	Oct. 30, 2020
Corporate and Business Information [Line Items]
Par value per share (in Dollars per share)				$ 0.00001
Acquired of the equity interest	100.00%					42.09%		100.00%			100.00%
Effecti Tecnologia Web LTDA [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest	55.00%											100.00%
Leadlovers Tecnologia LTDA [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest	100.00%										100.00%
Ipe Tecnologia LTDA [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest	100.00%									100.00%
Datahub [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest	100.00%								100.00%
Onclick Sistemas de Informacao LTDA [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest	100.00%							100.00%
Mercos [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest	100.00%						100.00%
Smart NX [Member]
Corporate and Business Information [Line Items]
Acquired of the equity interest		55.00%	55.00%		55.00%